AQUILA THREE PEAKS HIGH INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2020
(unaudited)

Principal Amount	Corporate Bonds (93.9%)	Value	(a)

	Communication Services (21.0%)

	Advertising Services (0.6%)
	Lamar Media Corp.
$ 900,000	5.000%, 05/01/23	$ 891,000

	Broadcast Services/Program (0.8%)
	Nexstar Broadcasting, Inc.
1,300,000	5.625%, 07/15/27 144A	1,270,750

	Cable/Satellite TV (5.0%)
	CCO Holdings LLC
1,650,000	5.250%, 09/30/22	1,658,250
700,000	5.375%, 05/01/25 144A	717,640
1,400,000	5.750%, 02/15/26 144A	1,414,560
700,000	5.500%, 05/01/26 144A	708,820
1,100,000	5.875%, 05/01/27 144A	1,132,868
1,100,000	5.375%, 06/01/29 144A	1,130,360

	Midcontinent Communications/Midcontinent Finance Corp.
775,000	5.375%, 08/15/27 144A	750,367

		7,512,865

	Cellular Telecom (3.9%)
	Sprint Communications, Inc.
700,000	7.000%, 08/15/20	704,410

	Sprint Corp.
1,650,000	7.250%, 09/15/21	1,700,655

	T-Mobile USA, Inc.
1,450,000	6.000%, 03/01/23	1,457,990
1,000,000	6.000%, 04/15/24	1,015,000
1,000,000	5.375%, 04/15/27	1,030,000

	T-Mobile USA, Inc. (Escrow Placeholder Bonds)
1,450,000	6.000%, 03/01/23**+	0
1,000,000	6.000%, 04/15/24**+	0

		5,908,055

	Commercial Services (2.0%)
	Nielsen Finance LLC/Nielsen Finance Co.
3,125,000	4.500%, 10/01/20	3,031,250

	Internet Content - Entertainment (2.2%)
	Netflix, Inc.
1,000,000	5.875%, 02/15/25	1,056,000
1,050,000	4.875%, 04/15/28	1,071,000
525,000	5.375%, 11/15/29 144A	548,625

	Twitter, Inc.
$ 750,000	3.875%, 12/15/27 144A	$ 721,406

		3,397,031

	Radio (2.2%)
	Sirius XM Radio, Inc.
1,900,000	5.375%, 04/15/25 144A	1,918,981
1,400,000	5.500%, 07/01/29 144A	1,428,000

		3,346,981

	Satellite Telecom (0.5%)
	Hughes Satellite Systems Corp.
700,000	7.625%, 06/15/21	714,000

	Telephone - Integrated (3.8%)
	CenturyLink, Inc.
725,000	5.625%, 04/01/25	728,618

	Level 3 Financing, Inc.
1,786,000	5.375%, 08/15/22	1,794,930
500,000	5.625%, 02/01/23	493,155
675,000	5.125%, 05/01/23	663,181
675,000	5.375%, 01/15/24	675,000
1,350,000	5.375%, 05/01/25	1,343,250

		5,698,134

	Total Communication Services	31,770,066

	Consumer Discretionary (4.8%)

	Casinos & Gaming (0.7%)
	Jacobs Entertainment, Inc.
1,300,000	7.875%, 02/01/24 144A***	1,095,250

	Consumer Services (1.0%)
	ServiceMaster Co. LLC
1,575,000	5.125%, 11/15/24 144A	1,555,313

	Funeral Service & Related Items (3.1%)
	Service Corp. International
3,850,000	5.375%, 05/15/24	3,917,375
750,000	5.125%, 06/01/29	765,000

		4,682,375

	Total Consumer Discretionary	7,332,938

	Consumer Staples (10.0%)

	Batteries/Battery Systems (0.7%)
	Energizer Holdings, Inc.
1,075,000	5.500%, 06/15/25 144A	1,042,750

	Brewery (1.0%)
	Constellation Brands, Inc.
1,450,000	3.600%, 02/15/28	1,418,806

	Consumer Products - Miscellaneous (1.8%)
	Central Garden & Pet Co.
$ 2,100,000	6.125%, 11/15/23	$ 2,000,040

	Spectrum Brands, Inc.
825,000	5.750%, 07/15/25	771,375

		2,771,415

	Food - Miscellaneous/Diversified (1.1%)
	Kraft Heinz Foods Co.
1,325,000	4.875%, 02/15/25 144A	1,327,979

	Lamb Weston Holdings, Inc.
400,000	4.875%, 11/01/26 144A	406,952

		1,734,931

	Food - Retail (5.4%)
	Albertsons Companies, Inc./Safeway, Inc.
2,500,000	6.625%, 06/15/24	2,537,500
3,000,000	5.750%, 03/15/25	2,996,280
400,000	7.500%, 03/15/26 144A	431,120

	Ingles Markets, Inc.
2,258,000	5.750%, 06/15/23	2,246,710

		8,211,610

	Total Consumer Staples	15,179,512

	Financials (11.3%)

	Decision Support Software (1.2%)
	MSCI, Inc.
425,000	4.750%, 08/01/26 144A	418,625
745,000	4.000%, 11/15/29 144A	740,068
650,000	3.625%, 09/01/30 144A	616,688

		1,775,381

	Finance - Investment Banker/Broker (1.3%)
	LPL Holdings, Inc.
2,100,000	5.750%, 09/15/25 144A	2,016,000

	Real Estate Operator/Developer (0.5%)
	Kennedy-Wilson, Inc.
825,000	5.875%, 04/01/24	738,128

	REITS - Diversified (2.2%)
	Equinix, Inc.
1,300,000	5.875%, 01/15/26	1,326,481
1,000,000	5.375%, 05/15/27	997,780

	SBA Communications Corp.
1,000,000	4.875%, 09/01/24	1,013,750

		3,338,011

	REITS - Healthcare (1.7%)
	MPT Operating Partnership LP
$ 2,100,000	6.375%, 03/01/24	$ 2,100,000
575,000	5.500%, 05/01/24	559,188

		2,659,188

	REITS - Storage (4.4%)
	Iron Mountain, Inc.
4,450,000	6.000%, 08/15/23	4,472,250
2,150,000	5.750%, 08/15/24	2,139,250

		6,611,500

	Total Financials	17,138,208

	Healthcare (12.8%)

	Diagnostic Equipment (0.6%)
	Avantor, Inc.
825,000	6.000%, 10/01/24 144A	864,353

	Dialysis Centers (1.1%)
	DaVita, Inc.
650,000	5.125%, 07/15/24	648,050
950,000	5.000%, 05/01/25	948,756

		1,596,806

	Medical Equipment (0.2%)
	Teleflex, Inc.
350,000	4.875%, 06/01/26	341,250

	Medical Information Systems (1.5%)
	Change Healthcare Holdings LLC
2,525,000	5.750%, 03/01/25 144A	2,335,625

	Medical Laboratories & Testing Services (0.8%)
	Catalent Pharma Solutions, Inc.
525,000	4.875%, 01/15/26 144A	509,250

	IQVIA, Inc.
700,000	5.000%, 05/15/27 144A	715,750

		1,225,000

	Medical Products (0.6%)
	Hill-Rom Holdings, Inc.
900,000	4.375%, 09/15/27 144A	886,500

	Medical - HMO (3.5%)
	Centene Corp.
1,675,000	4.750%, 01/15/25	1,695,938
1,875,000	5.375%, 06/01/26 144A	1,931,456
700,000	4.250%, 12/15/27 144A	701,330

	Magellan Health, Inc.
$ 1,000,000	4.900%, 09/22/24	$ 920,000

		5,248,724

	Medical - Hospitals (2.3%)
	HCA, Inc.
1,150,000	5.375%, 02/01/25	1,170,114
1,525,000	5.875%, 02/01/29	1,612,688
750,000	3.500%, 09/01/30	680,911

		3,463,713

	Physical Therapy/Rehabilitation Centers (2.2%)
	Encompass Health Corp.
1,900,000	5.125%, 03/15/23	1,881,000
584,000	5.750%, 11/01/24	586,745
950,000	5.750%, 09/15/25	912,000

		3,379,745

	Total Healthcare	19,341,716

	Industrials (8.3%)

	Auction House/Art Dealer (0.7%)
	Ritchie Bros. Auctioneers, Inc.
1,050,000	5.375%, 01/15/25 144A	1,060,500

	Building - Heavy Construction (0.5%)
	MasTec, Inc.
850,000	4.875%, 03/15/23	775,634

	Diversified Manufacturing Operations (1.7%)
	Actuant Corp.
1,750,000	5.625%, 06/15/22	1,618,750

	EnPro Industries, Inc.
1,000,000	5.750%, 10/15/26	973,215

		2,591,965

	Electric Products - Miscellaneous (1.5%)
	WESCO Distribution, Inc.
2,350,000	5.375%, 12/15/21	2,209,000

	Machinery - General Industry (0.8%)
	Tennant Co.
1,300,000	5.625%, 05/01/25	1,251,250

	Rental Auto/Equipment (0.7%)
	United Rentals North America, Inc.
525,000	5.875%, 09/15/26	531,720
525,000	5.500%, 05/15/27	511,796

		1,043,516

	Storage/Warehousing (0.8%)
	Mobile Mini, Inc.
$ 1,275,000	5.875%, 07/01/24	$ 1,220,813

	Transport - Truck (0.2%)
	XPO Logistics, Inc.
350,000	6.125%, 09/01/23 144A	342,563

	Waste Management (1.4%)
	Covanta Holding Corp.
1,500,000	5.875%, 07/01/25	1,380,000
925,000	6.000%, 01/01/27	770,446

		2,150,446

	Total Industrials	12,645,687

	Information Technology (15.5%)

	Applications Software (0.6%)
	SS&C Technologies, Inc.
850,000	5.500%, 09/30/27 144A	876,563

	Commercial Services - Finance (2.0%)
	Refinitiv US Holdings, Inc.
1,600,000	6.250%, 05/15/26 144A	1,652,000

	Wex, Inc.
1,375,000	4.750%, 02/01/23 144A	1,320,000

		2,972,000

	Computer Hardware & Storage (1.1%)
	Dell International LLC/EMC Corp.
1,600,000	7.125%, 06/15/24 144A	1,652,000

	Computer Services (5.0%)
	GCI LLC
6,525,000	6.875%, 04/15/25	6,459,750

	Presidio Holdings, Inc.
475,000	4.875%, 02/01/27 144A	427,500

	Science Applications International Corp.
650,000	4.875%, 04/01/28 144A	624,000

		7,511,250

	Computers - Integrated Systems (0.9%)
	Everi Payments, Inc.
1,700,000	7.500%, 12/15/25 144A***	1,292,000

	Computers - Memory Devices (0.3%)
	EMC Corp.
475,000	3.375%, 06/01/23	467,875

	Consulting Services (2.7%)
	Booz Allen Hamilton, Inc.
$ 2,750,000	5.125%, 05/01/25 144A	$ 2,695,000

	Gartner, Inc.
1,450,000	5.125%, 04/01/25 144A	1,417,375

		4,112,375

	Data Processing/Management (0.3%)
	Fair Isaac Corp.
400,000	5.250%, 05/15/26 144A	396,000

	Electronic Components - Semiconductors (0.5%)
	Amkor Technology, Inc.
875,000	6.625%, 09/15/27 144A	822,500

	Internet Security (0.4%)
	NortonLifeLock, Inc.
675,000	5.000%, 04/15/25 144A	681,534

	Office Automation & Equipment (0.6%)
	CDW LLC/CDW Finance Corp.
425,000	5.500%, 12/01/24	442,973
525,000	4.250%, 04/01/28	527,625

		970,598

	Web Hosting/Design (1.1%)
	VeriSign, Inc.
1,675,000	4.625%, 05/01/23	1,658,233

	Total Information Technology	23,412,928

	Materials (6.6%)

	Containers - Metal/Glass (1.1%)
	Ball Corp.
750,000	4.000%, 11/15/23	755,625
775,000	5.250%, 07/01/25	842,658

		1,598,283

	Containers - Paper/Plastic (4.6%)
	Berry Global, Inc.
825,000	5.500%, 05/15/22	812,660
411,000	6.000%, 10/15/22	406,121
425,000	5.125%, 07/15/23	425,935

	Crown Americas LLC/Crown Americas Capital Corp
1,725,000	4.750%, 02/01/26	1,767,608
525,000	4.250%, 09/30/26	517,125

	Graphic Packaging International LLC
525,000	3.500%, 03/15/28 144A	472,343

	Reynolds Group Issuer, Inc.
$ 2,500,000	7.000%, 07/15/24 144A	$ 2,540,625

		6,942,417

	Garden Products (1.0%)
	Scotts Miracle-Gro Co.
1,000,000	5.250%, 12/15/26	950,000
575,000	4.500%, 10/15/29	547,688

		1,497,688

	Total Materials	10,038,388

	Utilities (3.7%)

	Electric - Generation (1.0%)
	Vistra Operations Co. LLC
1,250,000	5.625%, 02/15/27 144A	1,289,063

	Independent Power Producers (2.8%)
	NRG Energy, Inc.
1,675,000	6.625%, 01/15/27	1,742,000

	Vistra Energy Corp.
2,500,000	5.875%, 06/01/23	2,493,750

		4,235,750

	Total Utilities	5,524,813

	Total Corporate Bonds (cost $144,890,284)	142,384,256

Shares	Short-Term Investment (9.0%)

13,710,828	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 0.22%* (cost $13,710,828)	13,710,828

	Total Investments (cost $158,601,112 - note b)	156,095,084
	Other assets less liabilities	(4,511,399)
	Net Assets	$ 151,583,685

Portfolio Distribution
Advertising Services	0.6%
Applications Software	0.6
Auction House/Art Dealer	0.7
Batteries/Battery Systems	0.7
Brewery	1.0
Broadcast Services/Program	0.9
Building - Heavy Construction	0.5
Cable/Satellite TV	5.3
Casinos & Gaming	0.8
Cellular Telecom	4.2
Commercial Services	2.1
Commercial Services - Finance	2.1
Computer Hardware & Storage	1.2
Computer Services	5.3
Computers - Integrated Systems	0.9
Computers - Memory Devices	0.3
Consulting Services	2.9
Consumer Products - Miscellaneous	1.9
Consumer Services	1.1
Containers - Metal/Glass	1.1
Containers - Paper/Plastic	4.9
Data Processing/Management	0.3
Decision Support Software	1.2
Diagnostic Equipment	0.6
Dialysis Centers	1.1
Diversified Manufacturing Operations	1.8
Electric - Generation	0.9
Electric Products - Miscellaneous	1.6
Electronic Components - Semiconductors	0.6
Finance - Investment Banker/Broker	1.4
Food - Miscellaneous/Diversified	1.2
Food - Retail	5.8
Funeral Service & Related Items	3.3
Garden Products	1.1
Independent Power Producers	3.0
Internet Content - Entertainment	2.4
Internet Security	0.5
Machinery - General Industry	0.9
Medical - HMO	3.7
Medical - Hospitals	2.4
Medical Equipment	0.2
Medical Information Systems	1.6
Medical Laboratories & Testing Services	0.9
Medical Products	0.6
Office Automation & Equipment	0.7
Physical Therapy/Rehabilitation Centers	2.4
Radio	2.4
Real Estate Operator/Developer	0.5
REITS - Diversified	2.3
REITS - Healthcare	1.9
REITS - Storage	4.6
Rental Auto/Equipment	0.7
Satellite Telecom	0.5
Storage/Warehousing	0.9
Telephone - Integrated	4.0
Transport - Truck	0.2
Waste Management	1.5
Web Hosting/Design	1.2
100.0%

*	The rate is an annualized seven-day yield at period end.

**	Securities received as part of a delayed consent payment related to the potential merger of Sprint Corp. and T-Mobile US, Inc. Securities were received at no cost to the Fund.

***	Illiquid securities: These securities represent 1.6% of net assets.

+	Non-income producing.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

See accompanying notes to financial statements.

AQUILA THREE PEAKS HIGH INCOME FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2020

(unaudited)

(a)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)

At March 31, 2020, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $159,089,063 amounted to $2,993,979, which consisted of aggregate gross unrealized appreciation of $2,097,158 and aggregate gross unrealized depreciation of $5,091,137.

(c)

Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of March 31, 2020:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices
Short-Term Investment	$13,710,828
Level 2 – Other Significant Observable Inputs:
Corporate Obligations	142,384,256
Level 3 – Significant Unobservable Inputs	–
Total	$156,095,084
+ See schedule of investments for a detailed listing of securities.